Label	Element	Value
Class B Prospectus | Credit Suisse Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000946110_SupplementTextBlock

Supplement to the Prospectus dated March 1, 2013
of
Credit Suisse Floating Rate High Income Fund

The following information supersedes certain information in the Fund's Class B Statutory Prospectus, effective February 1, 2014.

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Floating Rate High Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The row entitled "Redemption or exchange fees" under "Shareholder fees" in the fee table on Page 4 of the Fund's Summary section is deleted.

Shareholders should retain this supplement for future reference.